SUPPLEMENT NO. 1 DATED MAY 27, 1997
                                       TO
                         PROSPECTUS DATED APRIL 22, 1997
                                       FOR
                     STATE STREET RESEARCH INVESTMENT TRUST
            a series of State Street Research Master Investment Trust

Management Fees

    Subject to shareholder approval as described below, the management fee is expected to increase in the future, as reflected in the following revised parts of the Table of Expenses (the Annual Trust Operating Expenses on page 2 of the prospectus, and all of page 3).

    The proposed increase in the management fee would be phased in over two years. In the first phase, a partial increased fee would be applicable during the first year after shareholder approval; and in the second phase, the final proposed fee would be applicable to succeeding years. The charts below show the current expenses of the Trust and the pro forma expenses of the Trust assuming approval of the fee increase (based on results for 1996 and on the level of assets at the end of that year). The management fee is computed as a percentage of the average net assets of the Trust on an annualized basis.

Class A Shares

                                                 Annual Trust Operating Expenses
                                               (as a percentage of average net assets)
                                               ---------------------------------------
                                               Actual     Pro Forma        Pro Forma
                                                1996     First Year    Succeeding Years
                                               ------    ----------    ----------------
Management Fees.............................   0.31%         0.41%         0.51%
Other Expenses..............................   0.19%         0.19%         0.19%
12b-1 Fees..................................   0.25%         0.25%         0.25%
                                               -----         -----         -----
     Total Trust Operating Expenses.........   0.75%         0.85%         0.95%
                                               =====         =====         =====

Example(1)

You would pay the following expenses on a $1,000 investment including the maximum applicable initial or contingent deferred sales charge and assuming (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

     1 Year.................................   $ 52          $ 53          $ 54
     3 Years................................   $ 68          $ 71          $ 74
     5 Years................................   $ 85          $ 90          $ 95
     10 Years...............................   $134          $145          $156

Class B Shares

                                                   Annual Trust Operating Expenses
                                               (as a percentage of average net assets)
                                               ---------------------------------------
                                               Actual     Pro Forma        Pro Forma
                                                1996     First Year    Succeeding Years
                                               ------    ----------    ----------------
Management Fees.............................   0.31%         0.41%         0.51%
Other Expenses..............................   0.19%         0.19%         0.19%
12b-1 Fees..................................   1.00%         1.00%         1.00%
                                               -----         -----         -----
     Total Trust Operating Expenses.........   1.50%         1.60%         1.70%
                                               =====         =====         =====

Example(1)

You would pay the following expenses on a $1,000 investment including the maximum applicable initial or contingent deferred sales charge and assuming (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

     1 Year.................................   $ 65          $ 66          $ 67
     3 Years................................   $ 77          $ 80          $ 84
     5 Years................................   $102          $107          $112
     10 Years2..............................   $159          $170          $181

You would pay the following expenses on the same investment, assuming no redemption:

     1 Year.................................  $  15          $ 16          $ 17
     3 Years................................  $  47          $ 50          $ 54
     5 Years................................  $  82          $ 87          $ 92
     10 Years2..............................   $159          $170          $181

Class C Shares

                                                   Annual Trust Operating Expenses
                                               (as a percentage of average net assets)
                                               ---------------------------------------
                                               Actual     Pro Forma       Pro Forma
                                                1996     First Year   Succeeding Years
                                               ------    ----------   ---------------
Management Fees.............................   0.31%         0.41%        0.51%
Other Expenses..............................   0.19%         0.19%        0.19%
12b-1 Fees..................................   None          None         None
                                               -----         -----        -----
     Total Trust Operating Expenses.........   0.50%         0.60%        0.70%
                                               =====         =====        =====

Example(1)

You would pay the following expenses on a $1,000 investment (which is not subject to any initial or contingent deferred sales charge) and assuming (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

     1 Year.................................   $  5          $  6         $  7
     3 Years................................    $16           $19          $22
     5 Years................................    $28           $33          $39
     10 Years...............................    $63           $75          $87

Class D Shares

                                                  Annual Trust Operating Expenses
                                              (as a percentage of average net assets)
                                              ---------------------------------------
                                               Actual    Pro Forma      Pro Forma
                                                1996    First Year  Succeeding Years
                                               ------   ----------  ----------------
Management Fees.............................   0.31%        0.41%         0.51%
Other Expenses..............................   0.19%        0.19%         0.19%
12b-1 Fees..................................   1.00%        1.00%         1.00%
                                               -----        -----         -----
     Total Trust Operating Expenses.........   1.50%        1.60%         1.70%
                                               =====        =====         =====

Example(1)

You would pay the following expenses on a $1,000 investment including the maximum applicable initial or contingent deferred sales charge and assuming (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

     1 Year3................................   $ 25         $ 26          $ 27
     3 Years................................   $ 47         $ 50          $ 54
     5 Years................................   $ 82         $ 87          $ 92
     10 Years...............................   $179         $190          $201

You would pay the following expenses on the same investment, assuming no redemption:

     1 Year.................................  $  15        $  16         $  17
     3 Years................................  $  47        $  50         $  54
     5 Years................................  $  82        $  87         $  92
     10 Years...............................   $179         $190          $201

-----------------
Footnotes:

1 The examples should not be considered a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

2 Ten-year figures assume conversion of Class B shares to Class A shares at the end of eight years. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines thereafter and no contingent deferred sales charge is imposed after the fifth year.

3 Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale.

       The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The percentage expense levels shown in the table are based on experience with expenses during the fiscal year ended December 31, 1996; actual expense levels for the current fiscal year and future years may vary from the amounts shown. The table does not reflect charges for optional services elected by certain shareholders, such as the $7.50 fee for remittance of redemption proceeds by wire. For further information on sales charges, see "Purchase of Shares -- Alternative Purchase Program"; for further information on 12b-1 fees, see "Purchase of Shares -- Distribution Plan." For further information on management fees, see "Management of the Trust."

       The Trust has been advised that if the proposal to increase the management fee is approved, the Investment Manager will undertake to voluntarily assume the Trust's operating expenses, excluding Rule 12b-1 fees, to the extent they exceed 0.75% of the Trust's average net assets on an annualized basis.

    Under the caption "Management of the Trust," the third paragraph at page 24 is revised in its entirety to read as follows:

    "Under the Investment Advisory Contract between the Master Trust and the Investment Manager, the Trust pays a quarterly advisory fee to the Investment Manager. The advisory fee is computed as a percentage of the average of the values of the net assets of the Trust as determined at the close of each business day during the quarter at the following annual rates:
    (a) for the interim first year after shareholder approval, 0.41% of such assets; and (b) for succeeding years 0.55% of the first $500,000,000, 0.50% of the next $500,000,000, and 0.45% of the amount over $1,000,000,000 of such assets."


Investment and Other Policy Changes

    Subject to shareholder approval as described below, the following policy changes are expected to be made:

    1. Amendment of the fundamental policy regarding securities lending to provide greater investment flexibility (lending of portfolio securities up to 33 1/3% of the Trust's total assets would be permissible).

    2. Amendment of the fundamental policy regarding diversification of investments to provide greater investment flexibility (diversification limitations which preclude investment in a security if the transaction would result in more than 5% of the Trust's assets being invested in any one nongovernmental issuer, or result in the Trust owning more than 10% of the voting securities of an issuer, would apply to only 75% of the Trust's total assets).

Shareholder Approval and Effective Date

    The above management fee and policy changes will be effective upon, and subject to, shareholder approval at a meeting scheduled for August 1997, or any continued session thereof. For more detailed information about the changes, obtain a copy of the related Proxy Statement by calling Shareholder Services at 1-800-562-0032.